Taxes - Narrative (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Effective income tax rate			18.30%	(48.30%)	35.20%
Provisional estimate impacts of Tax Cuts and Jobs Act of 2017		$ 16,800		$ 16,800
Deferred tax benefit from internal reorganization of legal entities	$ 2,100		$ 2,100
Undistributed earnings of foreign subsidiaries	3,000		3,000
Net tax loss and credit carry forwards (tax effected)	3,576	4,176	3,576	4,176
Net tax loss and credit carry forwards (tax effected), portion that will expire	2,100		2,100
Operating loss carry forwards amount	1,500		1,500
Increase in valuation allowance			600
Unrecognized tax benefits, that if recognized, would favorably affect the effective income tax rate	$ 2,300	$ 1,900	$ 2,300	$ 1,900	$ 1,500